Tax on Profit on Ordinary Activities (Tables)	12 Months Ended
Jun. 30, 2019
Income Taxes [Abstract]
Summary of analysis of charge/credit in the year
Analysis of charge / (credit) in the year

	2019 £’000	2018 £’000	2017 £’000
UK corporation tax based on the results for the year ended 30 June 2019 at 19% (2018 : 19%, 2017: 19.75%)	£4,636	£1,977	£1,664
Overseas tax	5,207	4,048	3,066
Current Tax	9,843	6,025	4,730
Deferred Tax	(3,750)	(350)	138
Total tax	£6,093	£5,675	£4,868

Reconciliation of the tax rate on group profits
Reconciliation of the tax rate on group profits

	2019		2018		2017
	£’000%		£’000%		£’000%
Profit on ordinary activities before taxation	£30,100		£24,650		£21,700
Profit on ordinary activities at UK statutory rate	5,719	19.0	4,684	19.0	4,286	19.8
Differences in overseas tax rates	(922)	(3.1)	(359)	(1.5)	(219)	(1.0)
Impact of share-based compensation	288	1.0	150	0.6	56	0.2
Utilisation of previously unrecognised tax losses	—	—	(2)	—	(2)	—
Other permanent differences	632	2.1	1,030	4.2	258	1.2
Adjustments related to prior periods	164	0.5	(73)	(0.3)	292	1.3
Tax on unremitted earnings/witholding tax on dividends	212	0.7	185	0.8	197	0.9
Impact of rate change on deferred tax	—	—	60	0.2	—	—
Total	£6,093	20.2%	£5,675	23.0%	£4,868	22.4%

Summary of tax on items charged to equity and statement of comprehensive income
Tax on items charged to equity and statement of comprehensive income

	2019 £’000	2018 £’000	2017 £’000
Deferred tax - share-based compensation	£(4,077)	£(1,090)	£(42)
Current tax - share-based compensation	(2,159)	—	—
Total credit to equity and statement of comprehensive income	£(6,236)	£(1,090)	£(42)